Stockholders' Equity (Components Of Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders' Equity [Abstract]
Consolidated net income before discontinued operations	$ 141.2	$ 164.1	$ 175.9
Income from discontinued operations, net of tax		77.2	17.1
Net income	141.2	241.3	193.0
Foreign currency translation adjustments	(46.3)	31.9	78.1
Foreign currency translation reclassification adjustment		(7.7)
Postretirement adjustments, net of tax of $(20.3), $22.1 and $(94.0)	(728.5)	62.7	(212.7)
Total other comprehensive income (loss)	(774.8)	86.9	(134.6)
Comprehensive income (loss)	(633.6)	328.2	58.4
Comprehensive income (loss) attributable to noncontrolling interests	5.0	6.9	(22.0)
Comprehensive income (loss) attributable to Unisys Corporation	(638.6)	321.3	80.4
Postretirement adjustments, tax	$ (20.3)	$ 22.1	$ (94.0)